Fees Summary	Feb. 24, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,565,973,599.40
Previously Paid Amount	0.00
Total Fee Amount	239,750.56
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 239,750.56
Narrative - Max Aggregate Offering Price	$ 1,565,973,599.40
Final Prospectus	true